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State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206-5049


February 28, 2005

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Re: The Hyperion 2005 Investment Grade Opportunity Term Trust, Inc. (the "Fund") File No. 33-56096


Dear Sir/Madam:

On behalf of the above referenced Fund, transmitted herewith for filing pursuant to Rule 14a-6(b) of Regulation 14A under the Securities Exchange Act of 1934 (the "1934 Act") is a preliminary copy of the Notice, Proxy Statement and Form of Proxy card to be sent to shareholders in connection with the Annual Meeting of Shareholders of the Fund to be held on April 19, 2005. Pursuant to Rule 14a-6(i)(2) of the 1934 Act, no fee is required for this filing.

If you have any questions concerning this filing, you may contact me at (617) 662-0835.

Very truly yours,


Tim Walsh
Counsel


cc:      D. Kim